Income Taxes (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income taxes receivable		$ 4,500,000
Income taxes payable			$ 2,000,000
Operating loss carryforwards expiration period		20 years
Deferred tax assets valuation allowance		$ 0	$ 0
Remeasurement of deferred tax assets and liabilities due to TCJA		$ 51,000,000
Remeasurement of deferred tax assets and liabilities due to TCJA percentage		17.40%
Effective tax rate before impact of TCJA		34.00%
Effective tax rate		51.40%	31.30%	31.00%
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reclassification of AOCI to RE due to TJCA	[1]	$ 0
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reclassification of AOCI to RE due to TJCA	[1]	$ 8,132,000

[1]	One-time reclassification from accumulated other comprehensive income ("AOCI") to retained earnings ("RE") for stranded tax effects resulting from the Tax Cuts and Jobs Act ("TCJA"), enacted on December 22, 2017.